Loss per share	6 Months Ended
Jun. 30, 2022
Loss per share
Loss per share

20.    Loss per share

The following table sets forth the basic and diluted net loss per share computation and provides a reconciliation of the numerator and denominator for the periods presented:

	For the six months ended June 30,
	2021	2022
	RMB	RMB
Numerator:
Net loss	(243,867)	(192,100)
Net (profit) loss attributable to noncontrolling interests	9,650	(4,745)
Numerator for basic and diluted net loss per share calculation	(234,217)	(196,845)
Denominator:
Weighted average number of ordinary shares	2,005,851,928	2,046,388,131
Denominator for basic and diluted net loss per share calculation	2,005,851,928	2,046,388,131
Net loss per ordinary share
—Basic and diluted	(0.12)	(0.10)

The potentially dilutive securities that have not been included in the calculation of diluted net loss per share as their inclusion would be anti-dilutive are as follows:

	As of June 30,
	2021	2022
Share options to employees	50,253,038	123,633,063
Share options to Series C preferred shareholder	—	—
Total	50,253,038	123,633,063